ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 8,556	$ 7,666
Accrued liabilities and other	4,502	4,645
Trade and other current payables	$ 13,058	$ 12,311